Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

Other current liabilities mainly consist of interest payable, wages payable and other payables. Wages payable include salaries and bonuses of employees.

	As of December 31,
	2025	2024
Other payables	$5,042,459	$2,754,305
Interest payable	56,864	33,917
Wages payable	21,216	55,839
Accrued expenses	15,000	15,000
Total	$5,135,539	$2,859,061